Average Annual Total Returns - A C I Shares - JPMorgan Market Expansion Enhanced Index Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	4.05%	9.20%	10.10%	8.24%	9.79%	10.12%	10.09%	10.67%	10.96%	8.94%	8.35%	8.45%	6.76%	8.12%	8.45%	12.98%	12.37%	11.64%